Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom Income Fund - Fidelity Freedom Income Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530